Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of profit before tax

	Year ended 31 December
	2024			2023			2022
	Europe	APS	Total	Europe	APS	Total	Europe	APS	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	14,971	5,467	20,438	14,553	3,749	18,302	13,529	3,791	17,320
Comparable operating profit(A)	2,015	648	2,663	1,888	485	2,373	1,670	468	2,138
Items impacting comparability(B)			(531)			(34)			(52)
Reported operating profit			2,132			2,339			2,086
Total finance costs, net			(187)			(120)			(114)
Non-operating items			(9)			(16)			(15)
Reported profit before tax			1,936			2,203			1,957
A.Comparable operating profit includes comparable depreciation and amortisation of €596 million and €265 million for Europe and APS, respectively, for the year ended 31 December 2024. Comparable depreciation and amortisation charges for the year ended 31 December 2023 totalled €558 million and €196 million for Europe and APS, respectively. Comparable depreciation and amortisation charges for the year ended 31 December 2022 totalled €549 million and €223 million for Europe and APS, respectively.
B.Items impacting the comparability of period over period financial performance for 2024 primarily include restructuring charges of €264 million (refer to Note 19), €14 million of deal and integration costs related to the Acquisition (refer to
Note 4), impairment charges of €189 million mainly related to the Group’s Indonesia CGU (refer to Note 7) and accelerated amortisation charges of €55 million (refer to Note 7). Items impacting the comparability of period over period financial performance for 2023 primarily include restructuring charges of €94 million (refer to Note 19) and accelerated amortisation charges of €27 million (refer to Note 7), partially offset by €18 million of royalty income arising from the ownership of certain mineral rights in Australia (refer to Note 25), considerations of €35 million received relating to the sale of the sub-strata and associated mineral rights in Australia (refer to Note 25) and gains of €54 million mainly attributable to the sale of property in Germany (refer to Note 25). Items impacting the comparability for 2022 included restructuring charges of €163 million (refer to Note 19), partially offset by €96 million of other income arising from the favourable court ruling pertaining to the ownership of certain mineral rights in Australia (refer to Note 25) and net insurance recoveries received of €11 million arising from the July 2021 flooding events.

Disclosure of geographical segments
The following table summarises revenue from external customers by geography, which is based on the origin of the sale, for the periods presented:

	Year ended 31 December
Revenue:	2024	2023	2022
	€ million	€ million	€ million
Iberia(A)	3,398	3,325	3,034
Great Britain	3,327	3,235	3,088
Germany	3,179	3,018	2,682
France(B)	2,322	2,321	2,089
Belgium/Luxembourg	1,070	1,078	1,042
Netherlands	785	718	682
Sweden	410	398	421
Norway	398	376	404
Iceland	82	84	87
Total Europe	14,971	14,553	13,529
Australia	2,475	2,385	2,339
Philippines	1,652	—	—
New Zealand and Pacific Islands	694	679	649
Indonesia	403	458	556
Papua New Guinea	243	227	247
Total APS	5,467	3,749	3,791
Total CCEP	20,438	18,302	17,320
A.Iberia refers to Spain, Portugal and Andorra.
B.France refers to continental France and Monaco.
Assets are allocated based on operations and physical location. The following table summarises non-current assets, other than financial instruments, deferred tax assets and post-employment benefit assets, by geography as at the dates presented:

	Year ended 31 December
Assets:	2024	2023
	€ million	€ million
Iberia(A)	6,478	6,455
Germany	3,089	3,162
Great Britain	2,616	2,523
France(B)	1,002	940
Belgium/Luxembourg	563	623
Netherlands	433	439
Sweden	337	349
Norway	212	225
Iceland	40	38
Other unallocated	442	360
Total Europe	15,212	15,114
Australia	4,822	5,065
Philippines	2,008	—
New Zealand and Pacific Islands	1,603	1,687
Papua New Guinea	297	298
Indonesia	222	384
Total APS	8,952	7,434
Total CCEP	24,164	22,548
A.Iberia refers to Spain, Portugal and Andorra.
B.France refers to continental France and Monaco.